The Company and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
The Company and Basis of Presentation
The Company and Basis of Presentation

1. The Company and Basis of Presentation

Anchiano Therapeutics Ltd. is an early-stage preclinical biopharmaceutical company committed to discovering and developing new cancer therapies designed to target the products of mutated genes that are drivers of human malignancies. The Company is developing small-molecule pan-mutant RAS inhibitors and inhibitors of PDE10 and the β-catenin pathway.

In November 2019, the Company discontinued clinical development of inodiftagene vixteplasmid. After a thorough evaluation of the available data, the Company determined there was a low probability of surpassing the pre-defined futility threshold at the planned interim analysis of its Phase 2 Codex study, which was evaluating inodiftagene vixteplasmid in patients with BCG-unresponsive non-muscle-invasive bladder cancer (“NMIBC”), and announced the discontinuation of the study.

In January 2020, the Board of Directors of the Company approved management’s recommendation to close the Company’s office and laboratories located in Israel. Following the closure of the Israeli facilities at the end of May 2020, the Company’s sole remaining office is located in Cambridge, Massachusetts (for details, see Note 4 below).  The Company currently maintains the lease on this facility in good standing and is also assessing the ability of the staff to continue working remotely under the restrictions of COVID-19.

In March 2020 the World Health Organization declared the global novel coronavirus (COVID-19) outbreak a pandemic. As of October 14, 2020, the Company’s operations have not been significantly impacted by the COVID-19 outbreak. However, the Company cannot at this time predict the specific extent, duration, or full impact that the COVID-19 outbreak will have on its financial condition and operations, including ongoing and planned pre-clinical development activities.

On July 2, 2020, the Company’s Chief Executive Officer Dr. Frank Haluska sent a letter to the Company’s Chairman outlining Dr. Haluska’s belief that events had occurred that were sufficient to trigger his ability to resign for “Good Reason” under his employment agreement. The Board informed Dr. Haluska that it disagreed with the letter’s assertions regarding “Good Reason” and treated the letter as a constructive resignation effective as of July 2, 2020. On July 12, 2020, Dr. Frank Haluska tendered his written resignation from the Company’s Board of Directors, effective immediately. Dr. Haluska referenced the matters articulated in his letter of July 2, 2020, and the Company’s response and actions following receipt of the letter as the basis for his resignation from the Board. It is the Company’s position, based on its legal counsel, that the CEO resigned without Good Reason, is not entitled to severance, and the Company will contest any and all claims for severance. Prior to the appointment of Mr. Neil Cohen as CEO in October 2020 (see below) the Board handled all matters related to CEO duties.

On October 20, 2020, the Company appointed Mr. Neil Cohen as Chief Executive Officer of the Company, effective immediately.  Mr. Cohen will continue to serve as a member of the Company’s board of directors. The Company also appointed Andrew Fine to serve as the Chief Financial Officer of the Company, effective immediately. Mr. Fine previously served as the Company’s Interim Chief Financial Officer pursuant to a subcontracting agreement.

In light of business circumstances, and in order to conserve cash and preserve optionality while alternatives are being identified and assessed, the Company made a decision during July 2020 to undertake reductions in headcount and other cost saving measures. These include plans to temporarily reduce its internal and external research and development work on the Company's pan-RAS-inhibitor program until there is greater clarity regarding Anchiano's ability to fund the program.

The Company continues to undertake actions for the promotion of the program and its assets and towards strengthening the protection of all related intellectual property.

As a result of the above the Company took  charges associated with severance and, discontinuation of external clinical development activities,. These charges amounted to $1.03 million for discontinuation of external clinical development activities and $0.5 million for severance (see Notes 6 and 7 below).

The Company is incorporated and registered in Israel. The Company’s American Depositary Shares ("ADSs"), each representing five ordinary shares of the Company with no par value (the "ordinary shares"), began trading on the Nasdaq Capital Market (“Nasdaq”) in February 2019 under the symbol "ANCN". The Company’s ordinary shares traded on the Tel Aviv Stock Exchange (“TASE”) between August 2006 and June 2019, at which time the Company voluntarily delisted from the TASE. The Company wholly owns a subsidiary, Anchiano Therapeutics Israel Ltd., which itself wholly owns a Delaware-incorporated subsidiary, Anchiano Therapeutics, Inc.

Liquidity

The condensed consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying condensed consolidated financial statements, the Company has incurred losses and cash flow deficits from operations since inception, resulting in an accumulated deficit at September 30, 2020 of $114.9 million. The Company has financed operations to date primarily through public and private placements of equity securities. The Company anticipates that it will continue to incur net losses for the foreseeable future. The Company believes that its existing cash and cash equivalents will only be sufficient to fund its projected cash needs into the first quarter of 2021. Accordingly, these factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. To meet future capital needs, the Company would need to raise additional capital through equity or debt financing or other strategic transactions. However, any such financing may not be on favorable terms or may not be available to the Company on any terms. The failure of the Company to obtain sufficient funds on commercially-acceptable terms when needed, would have a material adverse effect on the Company’s business, results of operations and financial condition. The forecast of cash resources is forward-looking information that involves risks and uncertainties, and the actual amount of the Company’s expenses could vary materially and adversely as a result of a number of factors. The Company has based its estimates on assumptions that may prove to be wrong, and the Company’s expenses could prove to be significantly higher than it currently anticipates. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Unaudited Interim Financial Information

The interim condensed consolidated financial statements included in this quarterly report are unaudited. The unaudited interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the SEC regarding interim financial reporting and reflect, in the opinion of management, all adjustments of a normal and recurring nature that are necessary for a fair statement of the Company’s financial position as of September 30, 2020, and its results of operations for the three and nine months ended September 30, 2020 and 2019, changes in shareholders’ equity for the three and nine months ended September 30, 2020 and 2019, and cash flows for the nine months ended September 30, 2020 and 2019. The results of operations for the three and nine months ended September 30, 2020 are not necessarily indicative of the results to be expected for the year ending December 31, 2020 or for any other future annual or interim period. The December 31, 2019 balance sheet was derived from audited financial statements, but does not include all disclosures required by U.S. GAAP. These financial statements should be read in conjunction with the audited financial statements included in the Company’s Form 10‑K for the year ended December 31, 2019 as filed with the SEC. The Company’s significant accounting policies are disclosed in the audited financial statements for the year ended December 31, 2019 included in the Company’s Form 10‑K. Since the date of such financial statements, there have been no changes to the Company’s significant accounting policies.

NOTE 1 - NATURE OF OPERATIONS

Anchiano Therapeutics Ltd. (the "Company") is a biopharmaceutical company dedicated to the discovery, development, and commercialization of novel,targeted therapies to treat cancer in areas of significant clinical need. Anchiano is developing small-molecule pan-RAS inhibitors and inhibitors of PDE10 and the β-catenin pathway, having discontinued active clinical development of inodiftagene vixteplasmid in November 2019. After a thorough evaluation of the data, the Company determined there was a low probability of surpassing the pre-defined futility threshold at the planned interim analysis of its Phase 2 Codex study, evaluating the gene therapy inodiftagene vixteplasmid in patients with BCG-unresponsive non-muscle-invasive bladder cancer (NMIBC), and announced the discontinuation of the study. The Group took steps to notify study investigators that enrollment and further treatment of patients on trial should stop immediately and is working to close the study (see also Note 5b below). In January 2020, the Board of Directors of the Company approved management’s recommendation to close the Company’s office and laboratories located in Israel. Following the closure of the Israeli facilities, the Company’s sole remaining office will be located in Cambridge, Massachusetts (for details, see Note 10 below). During the last two years, there has been a significant increase in the Company's activities in the USA, resulting from the Company's management's strategic decision to shift its development, financing and ongoing operations from Israel to the USA.

The Company is incorporated and registered in Israel. In August 2018, the Company changed its name to Anchiano Therapeutics Ltd. from BioCancell Ltd. The Company’s American Depositary Shares ("ADSs"), each representing five ordinary shares of the Company with no par value (the "ordinary shares"), began trading on the Nasdaq Capital Market (“Nasdaq”) in February 2019 under the symbol "ANCN". Its ordinary shares were traded on the Tel Aviv Stock Exchange (“TASE”) between August 2006 and June 2019, at which time the Company voluntarily delisted from the TASE. The Company wholly owns a subsidiary, Anchiano Therapeutics Israel Ltd. (formerly BioCanCell Therapeutics Israel Ltd.), which itself wholly owns a Delaware-incorporated subsidiary, Anchiano Therapeutics, Inc. (formerly BioCanCell USA, Inc.) for the purposes of operating in the United States. This subsidiary is subject to the tax laws of the State of Delaware.

The Company is subject to a number of risks including with regard to the successful development of therapeutics, the ability to obtain adequate financing, the ability to obtain FDA approval and reimbursement for any products the Company may develop, protection of intellectual property, fluctuations in operating results, dependence on key personnel and collaborative partners, rapid technological changes inherent in the target markets of any products the Company may develop, product liability, the introduction of substitute products and competition from larger companies.

Liquidity

The consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying consolidated financial statements, the Company has incurred losses and cash flow deficits from operations since inception, resulting in an accumulated deficit at December 31, 2019 of $105 million. The Company has financed operations to date primarily through public and private placements of equity securities. The Company anticipates that it will continue to incur net losses for the foreseeable future. The Company believes that its existing cash and cash equivalents will only be sufficient to fund its projected cash needs until the end of 2020. Accordingly, these factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. To meet future capital needs, the Company would need to raise additional capital through equity or debt financing or other strategic transactions. However, any such financing may not be on favorable terms or even available to the Company. The failure of the Company to obtain sufficient funds on commercially-acceptable terms when needed, would have a material adverse effect on the Company’s business, results of operations and financial condition. The forecast of cash resources is forward-looking information that involves risks and uncertainties, and the actual amount of the Company’s expenses could vary materially and adversely as a result of a number of factors. The Company has based its estimates on assumptions that may prove to be wrong, and the Company’s expenses could prove to be significantly higher than it currently anticipates.